Deferred Income	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Deferred Income
23.	DEFERRED INCOME
Deferred income represents government subsidy received in support of the Group’s plant and production capacity expansion. Government subsidy of RMB15,000,000 received by the Group in 2009 has been recognized as deferred income and released to income on a straight-line basis over the useful lives of the related assets of 20 years. As of December 31, 2020 and 2019, non-current
deferred income was RMB5,310,000 (US$814,000) and RMB6,106,000, respectively, and current portion of deferred income of RMB796,000 (US$122,000) and RMB796,000, respectively, was included in trade and other payables and accruals (Note 20).